Loss Per Share Attributable to Ordinary Shareholders	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Loss Per Share Attributable to Ordinary Shareholders

NOTE 10:-LOSS PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented:

	Six Months Ended		Three Months Ended
	June 30,		June 30,
	2021	2020	2021	2020

Numerator:
Loss	$2,714	$3,006	$1,127	$1,298

Denominator:
Weighted-average shares used computing loss per share attributable to ordinary shareholders, basic and diluted	1,000,000	1,000,000	1,000,000	1,000,000

Loss per share attributable to ordinary shareholders, basic and diluted	$2.71	$3.01	$1.13	$1.3

The potential Ordinary shares that were excluded from the computation of diluted loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Six Months Ended		Three Months Ended
	June 30,		June 30,
	2021	2020	2021	2020

Preferred shares *)	732,273	732,273	732,273	732,273
Outstanding share options	131,892	45,500	131,892	45,500
Warrant to purchase Preferred shares	14,374	13,018	15,730	13,018

	878,539	790,791	879,895	790,791

*) Excluding Preferred A-1 shares - see Note 8.

NOTE 16: LOSS PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented:

	Year Ended December 31,
	2020	2019

Numerator:
Loss	$5,067	$5,046

Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	1,000,000	100,000

Loss per share attributable to ordinary shareholders, basic and diluted	$5.07	$50.46

The potential ordinary shares that were excluded from the computation of diluted loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	December 31,
	2020	2019
	Number of Ordinary shares

Preferred shares (excluding Preferred A-1 shares)	732,273	500,000
Outstanding share options	45,500	46,750
Warrant to purchase preferred shares	13,018	15,000
Shareholders’ convertible loans	-	170,941

	790,791	732,691